Deferred Charges, net (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($) Vessel
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 5,357,816	$ 3,993,906
Additions	1,117,797	3,968,963
Less: Insurance claim recognized		(624,270)
Amortization and write-offs	(2,174,428)	(1,980,783)
Transfer to Assets held for sale (Note 7(b))	(405,048)
Disposals	(664,676)
Balance at end of period	$ 3,231,461	$ 5,357,816
Dry Bulk Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel		4
Container Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	1